Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Document Information [Line Items]
Entity Registrant Name	trivago N.V.
Trading Symbol	TRVG
Entity Central Index Key	0001683825
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,816,706	42,559,884
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	301,687,967	308,687,967